Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate translation	¥ 7.0827
cash	48,164,664		¥ 87,811,272
Restricted cash	417,990		48,112
Impairment of long-lived assets (in Dollars) | $
Contract liabilities	107,826,617		124,469,097
Contract liabilities as revenue	23,740,945		804,875,532		¥ 4,241,270
Inventory write-down	60,767,978	$ 8,579,776	184,073,191		26,753,768
Advertising and promotion cost	1,278,586		10,901,200		992,996
Shipping and handling costs	2,122,358		4,233,084		371,769
Convenience Translation [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate translation	1
Cost of Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write-down	¥ 60,767,978		¥ 184,073,191		¥ 26,753,768